Intangible assets (Details 1) - Carrying Amounts [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Goodwill	R$ 1,526,733	R$ 1,334,699
Licenses with indefinite useful life	3,360,786	2,776,077
Cash generating units	6,485,667	5,584,082
IPTAN Instituto De Ensino Superior Presidente Trancredo DeAlmeida Neves SA [Membe]
IfrsStatementLineItems [Line Items]
Goodwill	17,446	17,446
Licenses with indefinite useful life	57,214	57,214
Cash generating units	122,599	125,974
Instituto De Educacao Superior Do Vale Do Parnaiba SA [Member]
IfrsStatementLineItems [Line Items]
Goodwill	27,956	27,956
Licenses with indefinite useful life	81,366	81,366
Cash generating units	126,195	126,996
Centro De Ciencias Em Saude De Itajuba SA [Member]
IfrsStatementLineItems [Line Items]
Goodwill	4,664	4,664
Licenses with indefinite useful life	56,737	56,737
Cash generating units	60,377	54,550
Instituto De Ensino Superior Do Piaui SA [Member]
IfrsStatementLineItems [Line Items]
Goodwill	73,838	73,838
Licenses with indefinite useful life	179,693	179,693
Cash generating units	322,900	332,104
FADEP Faculdade Educaciona lDe Pato Branco Ltda [Member]
IfrsStatementLineItems [Line Items]
Goodwill	49,661	49,661
Licenses with indefinite useful life	70,606	70,606
Cash generating units	141,201	148,032
Instituto Educacional Santo Agostinho SA [Member]
IfrsStatementLineItems [Line Items]
Goodwill	58,903	58,903
Licenses with indefinite useful life	144,507	144,507
Cash generating units	341,020	322,061
Institutode Pesquisae Ensino Medicodo Estadode Minas Gerais Ltda [Member]
IfrsStatementLineItems [Line Items]
Goodwill	87,647	87,647
Licenses with indefinite useful life
Cash generating units	240,323	183,862
Instituto Paraensede Educacaoe Cultura Ltda [Member]
IfrsStatementLineItems [Line Items]
Goodwill
Licenses with indefinite useful life	108,000	108,000
Cash generating units	168,174	157,984
Uni Redentor [Member]
IfrsStatementLineItems [Line Items]
Goodwill	77,662	77,662
Licenses with indefinite useful life	121,477	121,477
Cash generating units	244,123	234,054
Uni SL [Member]
IfrsStatementLineItems [Line Items]
Goodwill	4,420	4,420
Licenses with indefinite useful life	273,795	273,795
Cash generating units	386,889	401,143
FESAR [Member]
IfrsStatementLineItems [Line Items]
Goodwill	71,664	71,664
Licenses with indefinite useful life	141,616	141,616
Cash generating units	246,385	244,412
FCMPB [Member]
IfrsStatementLineItems [Line Items]
Goodwill	110,483	110,483
Licenses with indefinite useful life	235,018	235,018
Cash generating units	392,862	402,140
ITPAC Garanhuns [Member]
IfrsStatementLineItems [Line Items]
Goodwill
Licenses with indefinite useful life	108,000	108,000
Cash generating units	129,458	116,162
Medcel And CBBW [Member]
IfrsStatementLineItems [Line Items]
Goodwill	179,830	179,830
Licenses with indefinite useful life
Cash generating units	302,031	238,921
Practice Management Tools And Electronic Prescription [Member]
IfrsStatementLineItems [Line Items]
Goodwill	136,583	136,583
Licenses with indefinite useful life
Cash generating units	237,841	255,919
Clinical Decision Software [Member]
IfrsStatementLineItems [Line Items]
Goodwill	87,018	87,018
Licenses with indefinite useful life
Cash generating units	134,946	147,897
Cliquefarma [Member]
IfrsStatementLineItems [Line Items]
Goodwill	6,588	6,588
Licenses with indefinite useful life
Cash generating units	16,696	18,789
Unifip Moc [Member]
IfrsStatementLineItems [Line Items]
Goodwill	87,777	87,777
Licenses with indefinite useful life	239,847	190,247
Cash generating units	412,698	361,383
Unigranrio [Member]
IfrsStatementLineItems [Line Items]
Goodwill	169,173	169,173
Licenses with indefinite useful life	421,538	421,538
Cash generating units	819,682	833,665
Glic [Member]
IfrsStatementLineItems [Line Items]
Goodwill	8,288	8,288
Licenses with indefinite useful life
Cash generating units	22,390	23,721
Del Rey [Member]
IfrsStatementLineItems [Line Items]
Goodwill	75,098	75,098
Licenses with indefinite useful life	693,890	586,263
Cash generating units	929,307	854,313
Unidom [Member]
IfrsStatementLineItems [Line Items]
Goodwill	192,034
Licenses with indefinite useful life	427,482
Cash generating units	R$ 687,570